Earnings per Share Anti-Dilutive Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	66,361	112,482	50,475
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	40,343	57,541	27,901
Restricted Stock and performance shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	26,018	25,983	22,574
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	0	26,966	0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	0	1,992	0